NEW ACCOUNTING PRONOUNCEMENTS - Impact on Industrial Activities of Revenue Recognition Standard on Operations (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Revenues
Net sales	$ 6,245	$ 6,238	[1]	$ 20,124	$ 18,053	[1]
Finance, interest and other income	441	451	[1]	1,380	1,424	[1]
Total Revenues	6,686	6,689	[1]	21,504	19,477	[1]
Costs and Expenses
Cost of goods sold	5,162	5,229	[1]	16,606	15,104	[1]
Selling, general and administrative expenses	523	555	[1]	1,706	1,665	[1]
Research and development expenses	254	243	[1]	743	662	[1]
Restructuring expenses	8	53	[1]	16	77	[1]
Interest expense	189	258	[1]	581	710	[1]
Other, net	199	250	[1]	752	760	[1]
Total Costs and Expenses	6,335	6,588	[1]	20,404	18,978	[1]
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	351	101	[1]	1,100	499	[1]
Income tax (expense)	(131)	(62)	[1]	(312)	(223)	[1]
Equity in income of unconsolidated subsidiaries and affiliates	11	21	[1]	53	66	[1]
Net income	231	60	[1]	841	342	[1],[2]
Industrial activities
Revenues
Net sales	6,245	6,238		20,124	18,053
Finance, interest and other income	23	28		73	93
Total Revenues	6,268	6,266		20,197	18,146
Costs and Expenses
Cost of goods sold	5,162	5,229		16,606	15,104
Selling, general and administrative expenses	481	491		1,553	1,480
Research and development expenses	254	243		743	662
Restructuring expenses	8	53		16	75
Interest expense	102	172		333	461
Other, net	24	96		228	224
Total Costs and Expenses	6,031	6,284		19,479	18,006
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	237	(18)		718	140
Income tax (expense)	(100)	(22)		(202)	(104)
Equity in income of unconsolidated subsidiaries and affiliates	2	14		28	46
Results from intersegment investments	92	86		297	260
Net income	$ 231	60		$ 841	342
As Previously Reported
Revenues
Net sales		6,331			18,370
Finance, interest and other income		299			889
Total Revenues		6,630			19,259
Costs and Expenses
Cost of goods sold		5,242			15,166
Selling, general and administrative expenses		559			1,676
Research and development expenses		243			662
Restructuring expenses		53			77
Interest expense		259			712
Other, net		174			454
Total Costs and Expenses		6,530			18,747
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		100			512
Income tax (expense)		(64)			(225)
Equity in income of unconsolidated subsidiaries and affiliates		21			66
Net income		57			353
As Previously Reported | Industrial activities
Revenues
Net sales		6,331			18,370
Finance, interest and other income		28			93
Total Revenues		6,359			18,463
Costs and Expenses
Cost of goods sold		5,242			15,166
Selling, general and administrative expenses		495			1,491
Research and development expenses		243			662
Restructuring expenses		53			75
Interest expense		173			462
Interest compensation to Financial Services		84			250
Other, net		88			204
Total Costs and Expenses		6,378			18,310
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		(19)			153
Income tax (expense)		(24)			(106)
Equity in income of unconsolidated subsidiaries and affiliates		14			46
Results from intersegment investments		86			260
Net income		57			353
Adjustment Due to ASC | Industrial activities | Adjustment Due to Adoption of New Accounting Pronouncements
Revenues
Net sales		(93)			(317)
Total Revenues		(93)			(317)
Costs and Expenses
Cost of goods sold		(13)			(62)
Selling, general and administrative expenses		(4)			(11)
Interest expense		(1)			(1)
Interest compensation to Financial Services		(84)			(250)
Other, net		8			20
Total Costs and Expenses		(94)			(304)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates		1			(13)
Income tax (expense)		2			2
Net income		$ 3			$ (11)

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).